Restricted Assets - Additional Information (Detail)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PYG (₲)	Aug. 08, 2017 PYG (₲)
Disclosure of restricted assets [line items]
Judicial deposits | $	$ 6,186,319
Yguazu Cementos S.A. [member]
Disclosure of restricted assets [line items]
Land and property pledged as security				₲ 423,000,000,000
Remaining balance of loans owned		$ 2,558,794,569	₲ 405,610,391,703
In Guarani [member] | Yguazu Cementos S.A. [member] | Banco Continental S.A.E.C.A. [member] | Fixed interest rate [member]
Disclosure of restricted assets [line items]
Face amount				255,000,000,000
In Guarani [member] | Yguazu Cementos S.A. [member] | Sudameris Bank S.A.E.C.A. [member] | Fixed interest rate [member]
Disclosure of restricted assets [line items]
Face amount				₲ 168,000,000,000